Consolidated Statement of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statement of Changes in Equity
Cash dividends paid per 3M common share (in dollars per share)	$ 2.10	$ 2.04	$ 2.00